UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
8/31/13 (Unaudited)

CORPORATE BONDS AND NOTES (53.9%)(a)
		Principal amount	Value

Banking (16.1%)

Banco de Credito del Peru 144A sr. unsec. sub. FRN notes 6 1/8s, 2027 (Peru)		$200,000	$196,500

Banco de Credito del Peru/Panama 144A sr. unsec. sub. FRN notes 6 7/8s, 2026 (Peru)		50,000	51,250

Banco do Brasil SA 144A jr. sub. FRB bonds 9 1/4s, 2049 (Brazil)		200,000	211,191

BBVA Banco Continental SA 144A sr. unsec. notes 3 1/4s, 2018 (Peru)		500,000	482,615

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub. FRN notes 6s, 2021 (Russia)		200,000	198,500

State Bank of India/London 144A sr. unsec. unsub. notes 4 1/8s, 2017 (India)		200,000	195,950

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)		200,000	212,096

			1,548,102
Basic materials (4.2%)

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		200,000	209,500

Mexichem SAB de CV 144A sr. unsec. notes 4 7/8s, 2022 (Mexico)		200,000	188,500

			398,000
Capital goods (1.1%)

Embraer Overseas, Ltd company guaranty sr. unsec. unsub. notes 6 3/8s, 2020 (Brazil)		100,000	109,250

			109,250
Coal (1.6%)

Indo Energy Finance II BV 144A company guaranty sr. notes 6 3/8s, 2023 (Indonesia)		200,000	157,000

			157,000
Communication services (6.3%)

America Movil SAB de CV sr. unsec. notes 6.45s, 2022 (Mexico)	MXN	4,700,000	333,844

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		$200,000	212,000

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)		50,000	53,750

			599,594
Consumer cyclicals (2.3%)

Grupo Televisa, S.A.B sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	2,000,000	118,975

Hutchison Whampoa International 12, Ltd. 144A company guaranty unsec. sub. FRB bonds 6s, 2049 (Cayman Islands)		$100,000	105,500

			224,475
Consumer staples (1.1%)

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		100,000	102,250

			102,250
Investment banking/Brokerage (1.9%)

Morgan Stanley sr. unsec. notes 11 1/2s, 2020	BRL	470,000	186,704

			186,704
Oil and gas (12.8%)

Ecopetrol SA sr. unsec. unsub. notes 7 5/8s, 2019 (Colombia)		$50,000	57,250

KazMunayGas National Co., JSC 144A sr. unsec. bonds 6 3/8s, 2021 (Kazakhstan)		200,000	210,000

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		200,000	180,512

Nexen, Inc. sr. unsec. unsub. notes 6.4s, 2037 (Canada)		100,000	108,293

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)		200,000	174,000

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		200,000	195,297

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)		200,000	178,700

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)		100,000	123,000

			1,227,052
Real estate (1.9%)

Country Garden Holdings Co., Ltd. 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2023 (China)		200,000	184,000

			184,000
Transportation (1.1%)

DP World Sukuk, Ltd. 144A unsec. bonds 6 1/4s, 2017 (Cayman Islands)		100,000	107,000

			107,000
Utilities and power (3.5%)

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)		100,000	103,250

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		200,000	227,548

			330,798

Total corporate bonds and notes (cost $5,802,490)			$5,174,225

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (40.7%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)		$276,932	$157,325

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		553,864	318,472

Brazil (Federal Republic of) sr. unsec. unsub. bonds 7 1/8s, 2037 (Brazil)		200,000	228,110

Columbia (Republic of) sr. unsec. notes 4 3/8s, 2023 (Colombia)	COP	300,000,000	140,809

Eskom Holdings SOC, Ltd. 144A sr. unsub. notes 5 3/4s, 2021 (South Africa)		$200,000	192,000

Financing of Infrastructural Projects State Enterprise 144A sr. unsec. bonds 9s, 2017 (Ukraine)		200,000	183,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		29,000	31,365

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)		130,870	126,617

Hungary (Government of) sr. unsub. notes 6 1/4s, 2020 (Hungary)		100,000	103,270

Malaysia (Federation of) sr. unsec. notes 3.492s, 2020 (Malaysia)	MYR	675,000	201,852

Peru (Republic of) sr. unsec. bonds 8 3/4s, 2033 (Peru)		$75,000	104,484

Peru (Republic of) 144A sr. unsec. notes 6.9s, 2037 (Peru)	PEN	350,000	123,883

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65s, 2021 (Mexico)	MXN	11,000	86,403

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034 (Philippines)		$150,000	169,547

Poland (Republic of) unsec. bonds 5 1/4s, 2020 (Poland)	PLN	500,000	164,606

Russia (Federation of) unsec. bonds 8.15s, 2027 (Russia)	RUB	5,000,000	153,989

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)		$167,625	193,188

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)		49,348	47,527

Slovenia (Republic of) 144A sr. unsec. bonds 5.85s, 2023 (Slovenia)		200,000	188,004

South Africa (Republic of) unsec. bonds 7 3/4s, 2023 (South Africa)	ZAR	2,000,000	189,011

Turkey (Republic of) unsec. bonds 9s, 2017 (Turkey)	TRY	800,000	381,532

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)		$200,000	180,166

Ukraine (Government of) 144A sr. unsec. unsub. bonds 6.58s, 2016 (Ukraine)		100,000	91,912

Venezuela (Republic of) sr. unsec. unsub. notes 12 3/4s, 2022 (Venezuela)		150,000	148,205

Total foreign government and agency bonds and notes (cost $4,479,118)			$3,905,777

SHORT-TERM INVESTMENTS (4.1%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		398,106	$398,106

Total short-term investments (cost $398,106)			$398,106

TOTAL INVESTMENTS

Total investments (cost $10,679,714)(b)			$9,478,108

FORWARD CURRENCY CONTRACTS at 8/31/13 (aggregate face value $9,677,116) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/18/13	$158,672	$157,019	$1,653
	British Pound	Sell	9/18/13	158,672	156,956	(1,716)
	Euro	Buy	9/18/13	141,159	139,963	1,196
	Euro	Sell	9/18/13	141,159	139,847	(1,312)
	Peruvian New Sol	Sell	10/18/13	71,804	72,415	611
	Singapore Dollar	Sell	11/20/13	290,790	290,599	(191)
Citibank, N.A.
	Brazilian Real	Buy	10/18/13	150,955	160,420	(9,465)
	British Pound	Buy	9/18/13	81,660	80,783	877
	British Pound	Sell	9/18/13	81,660	80,797	(863)
	Swiss Franc	Buy	9/18/13	92,223	90,749	1,474
	Swiss Franc	Sell	9/18/13	92,223	91,846	(377)
	Thai Baht	Buy	11/20/13	227,827	234,418	(6,591)
	Turkish Lira	Sell	9/18/13	69,797	75,253	5,456
Credit Suisse International
	British Pound	Buy	9/18/13	104,284	103,192	1,092
	British Pound	Sell	9/18/13	104,284	103,201	(1,083)
	Czech Koruna	Sell	9/18/13	47,581	47,260	(321)
	Euro	Buy	9/18/13	199,050	197,235	1,815
	Euro	Sell	9/18/13	199,050	197,374	(1,676)
	Hungarian Forint	Buy	9/18/13	21,786	21,994	(208)
	Hungarian Forint	Sell	9/18/13	21,786	22,194	408
	Mexican Peso	Buy	10/18/13	271,516	269,586	1,930
	Philippine Peso	Buy	11/20/13	15,664	16,064	(400)
	Polish Zloty	Buy	9/18/13	193,120	195,250	(2,130)
	Polish Zloty	Sell	9/18/13	193,120	193,321	201
	Russian Ruble	Buy	9/18/13	85,562	88,005	(2,443)
	Russian Ruble	Sell	9/18/13	85,562	87,328	1,766
	South African Rand	Buy	10/18/13	110,819	113,872	(3,053)
	Swiss Franc	Buy	9/18/13	125,436	124,932	504
	Swiss Franc	Sell	9/18/13	125,436	123,501	(1,935)
	Turkish Lira	Sell	9/18/13	70,238	75,355	5,117
Deutsche Bank AG
	Polish Zloty	Buy	9/18/13	120,812	118,875	1,937
	Polish Zloty	Sell	9/18/13	120,812	121,935	1,123
	Romanian Leu	Buy	9/18/13	20,415	20,184	231
	Swiss Franc	Buy	9/18/13	151,233	148,759	2,474
	Swiss Franc	Sell	9/18/13	151,233	150,617	(616)
	Turkish Lira	Buy	9/18/13	24,016	25,767	(1,751)
	Turkish Lira	Sell	9/18/13	24,016	25,773	1,757
Goldman Sachs International
	British Pound	Buy	9/18/13	104,129	103,045	1,084
	British Pound	Sell	9/18/13	104,129	103,028	(1,101)
HSBC Bank USA, National Association
	British Pound	Buy	9/18/13	26,497	26,216	281
	British Pound	Sell	9/18/13	26,497	26,222	(275)
	Chinese Yuan (offshore)	Sell	11/20/13	143,703	143,066	(637)
	Euro	Buy	9/18/13	90,669	89,816	853
	Euro	Sell	9/18/13	90,669	89,908	(761)
	Indonesian Rupiah	Buy	11/20/13	254,369	263,186	(8,817)
	Nigeria Naira	Buy	10/18/13	59,700	59,915	(215)
	Polish Zloty	Buy	9/18/13	74,101	74,580	(479)
	Polish Zloty	Sell	9/18/13	74,101	73,845	(256)
	Russian Ruble	Buy	9/18/13	139,926	143,901	(3,975)
	Russian Ruble	Sell	9/18/13	139,926	142,924	2,998
	Turkish Lira	Buy	9/18/13	47,444	50,949	(3,505)
	Turkish Lira	Sell	9/18/13	47,444	50,799	3,355
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	10/18/13	89,900	92,938	3,038
	Brazilian Real	Buy	10/18/13	180,499	191,581	(11,082)
	British Pound	Buy	9/18/13	154,333	152,725	1,608
	British Pound	Sell	9/18/13	154,333	152,715	(1,618)
	Czech Koruna	Sell	9/18/13	47,581	47,182	(399)
	Euro	Buy	9/18/13	147,239	145,992	1,247
	Euro	Sell	9/18/13	147,239	145,893	(1,346)
	Hungarian Forint	Buy	9/18/13	190,333	192,341	(2,008)
	Malaysian Ringgit	Sell	11/20/13	53,325	52,300	(1,025)
	Mexican Peso	Sell	10/18/13	285,166	294,988	9,822
	Polish Zloty	Buy	9/18/13	162,886	166,635	(3,749)
	Russian Ruble	Buy	9/18/13	177,076	180,988	(3,912)
	Singapore Dollar	Sell	11/20/13	290,790	290,590	(200)
	South African Rand	Buy	10/18/13	608	505	103
	Swiss Franc	Buy	9/18/13	59,010	58,075	935
	Swiss Franc	Sell	9/18/13	59,010	58,770	(240)
	Turkish Lira	Buy	9/18/13	47,934	51,439	(3,505)
	Turkish Lira	Sell	9/18/13	47,934	51,423	3,489
State Street Bank and Trust Co.
	Brazilian Real	Sell	10/18/13	240,915	256,635	15,720
	Colombian Peso	Sell	10/18/13	45,272	45,759	487
	Czech Koruna	Sell	9/18/13	47,581	47,191	(390)
	Hungarian Forint	Buy	9/18/13	778	794	(16)
	Hungarian Forint	Sell	9/18/13	778	786	8
	Mexican Peso	Sell	10/18/13	90,577	93,507	2,930
	Polish Zloty	Buy	9/18/13	146,532	144,374	2,158
	Polish Zloty	Sell	9/18/13	146,532	148,722	2,190
	Singapore Dollar	Sell	11/20/13	223,993	223,865	(128)
	Swiss Franc	Buy	9/18/13	257,752	255,931	1,821
	Swiss Franc	Sell	9/18/13	257,752	253,649	(4,103)
	Turkish Lira	Buy	9/18/13	2,690	2,887	(197)
	Turkish Lira	Sell	9/18/13	2,690	2,884	194
WestPac Banking Corp.
	Australian Dollar	Sell	10/18/13	68,068	69,013	945

Total						$(3,182)

Key to holding's currency abbreviations
BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDN	Global Depository Notes: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 27, 2013 (commencement of operations) through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,598,842.
(b)	The aggregate identified cost on a tax basis is $10,679,714, resulting in gross unrealized appreciation and depreciation of $1,251 and $1,202,857, respectively, or net unrealized depreciation of $1,201,606.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$10,289,890	$9,891,784	$334	$398,106
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $26,901 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Peru	10.3%
	Brazil	10.0
	Russia	9.9
	Mexico	9.9
	United States	6.2
	Turkey	5.9
	Argentina	5.0
	South Africa	4.0
	Indonesia	3.5
	Venezuela	3.4
	Ukraine	2.9
	South Korea	2.4
	Cayman Islands	2.2
	Jamaica	2.2
	Kazakhstan	2.2
	Malaysia	2.1
	Colombia	2.1
	India	2.1
	Slovenia	2.0
	China	1.9
	Philippines	1.8
	Poland	1.7
	Ghana	1.7
	Trinidad	1.3
	Canada	1.1
	Hungary	1.1
	Luxembourg	0.6
	Serbia	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $30,197 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$5,174,225	$—
Foreign government and agency bonds and notes	—	3,905,777	—
Short-term investments	398,106	—	—

Totals by level	$398,106	$9,080,002	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,182)	$—

Totals by level	$—	$(3,182)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$86,888	$90,070

Total	$86,888	$90,070

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$7,400,000
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$3,460	$7,807	$12,833	$7,522	$1,084	$7,487	$20,242	$25,508	$945	$86,888

	Total Assets	$3,460	$7,807	$12,833	$7,522	$1,084	$7,487	$20,242	$25,508	$945	$86,888

	Liabilities:
	Forward currency contracts#	3,219	17,296	13,249	2,367	1,101	18,920	29,084	4,834	--	90,070

	Total Liabilities	$3,219	$17,296	$13,249	$2,367	$1,101	$18,920	$29,084	$4,834	$--	$90,070

	Total Financial and Derivative Net Assets	$241	$(9,489)	$(416)	$5,155	$(17)	$(11,433)	$(8,842)	$20,674	$945	$(3,182)
	Total collateral received (pledged)##	$--	$--	$--	$--	$--	$--	$--	$--	$--	$--
	Net amount	$241	$(9,489)	$(416)	$5,155	$(17)	$(11,433)	$(8,842)	$20,674	$945	$(3,182)

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013